Significant Events (Details) - Schedule of senior bonds $ in Millions	12 Months Ended
Dec. 31, 2020 CLP ($)
USD [Member] | Senior Bonds [Member]
Significant Events (Details) - Schedule of senior bonds [Line Items]
Currency	USD
Amount	$ 750,000,000
USD [Member] | Senior Bonds [Member] | Bonos USD [Member]
Significant Events (Details) - Schedule of senior bonds [Line Items]
Currency	USD
Term (annual)	5 years
Issuance rate (annual)	2.70%
Issuance date	Jan. 07, 2020
Amount	$ 750,000,000
Maturity date	Jan. 07, 2025
USD [Member] | Subordinated Bonds [Member]
Significant Events (Details) - Schedule of senior bonds [Line Items]
Currency	USD
Amount	$ 200,000,000
USD [Member] | Subordinated Bonds [Member] | Bonos USD [Member]
Significant Events (Details) - Schedule of senior bonds [Line Items]
Currency	USD
Term (annual)	10 years
Issuance rate (annual)	3.79%
Issuance date	Jan. 21, 2020
Amount	$ 200,000,000
Maturity date	Jan. 21, 2030
UF [Member] | Subordinated Bonds [Member]
Significant Events (Details) - Schedule of senior bonds [Line Items]
Currency	UF
Amount	$ 5,000,000
UF [Member] | Subordinated Bonds [Member] | USTDW20320 [Member]
Significant Events (Details) - Schedule of senior bonds [Line Items]
Currency	UF
Term (annual)	15 years and 3 months
Issuance rate (annual)	3.50%
Issuance date	Mar. 01, 2020
Amount	$ 5,000,000
Maturity date	Sep. 01, 2035